1. NATURE OF OPERATIONS AND GOING CONCERN: Schedule of Loss, Deficit and Working Capital (Tables)	12 Months Ended
Dec. 31, 2018
Tables/Schedules
Schedule of Loss, Deficit and Working Capital
	Year ended December 31, 2018	Year ended December 31, 2017	Year ended December 31, 2016
	$	$	$
Deficit	(25,228,411)	(21,091,609)	(18,354,892)
Working capital	439,228	1,272,259	1,886,976